Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 7 — COMMITMENTS AND CONTINGENCIES
Registration Rights
The holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of Working Capital Loans (and any ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement signed on the effective date of the Initial Public Offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until the securities covered thereby are released from their lock-up
restrictions. Notwithstanding the foregoing, the registration rights relating to the Founder Shares and the Private Placement Warrants held by Mizuho shall comply with the requirements of FINRA Rule 5110(g)(8)(B)- (D), namely that Mizuho may not exercise its demand and “piggy-back” registration rights after five and seven years, respectively, from the Initial Public Offering and may not exercise its demand right on more than one occasion. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Representative’s Ordinary Shares
The Sponsor surrendered and forfeited
150,000
Founder Shares at
no
cost, and Mizuho purchased
150,000
Founder Shares, for an aggregate purchase price of $
500,000
, in connection with the closing of the Initial Public Offering. Mizuho will be subject to the same restrictions and other agreements of the Sponsor with respect to the Founder Shares. The Founder Shares purchased by Mizuho will not, however, be subject to the same concessions as those applied to the Founder Shares held by the Sponsor in accordance with the terms of a Business Combination.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of Initial Public Offering to purchase up to
2,610,000
additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. The over-allotment option was exercised in full.
The underwriters received a cash underwriting discount of $3,480,000 in the aggregate, payable upon the closing of the Initial Public Offering. In addition, the underwriters will be entitled to a deferred fee of $6,525,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Tr ust
Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Certain Engagements in Connection with the Merger
Mizuho is acting as a financial advisor to the Company in connection with the Merger. In connection with such engagement, Mizuho will receive fees and expense reimbursement customary for a financial advisory engagement (subject to the terms and conditions of its engagement letter with the Company).
Mizuho (together with its affiliates) is a full-service financial institution engaged in various activities, which may include sales and trading, commercial and investment banking, advisory, investment management, wealth management, investment research, principal investment, lending, financing, hedging, market making, brokerage and other financial and non-financial activities and services. In addition, Mizuho and its affiliates may provide investment banking services and other commercial dealings to Roadzen, New Roadzen and their respective affiliates in the future, for which they would expect to receive customary compensation. In the ordinary course of their business activities, Mizuho and its affiliates, officers, directors, and employees may make or hold a broad array of investments and actively trade debt and equity securities (or related derivative securities) and financial instruments (including bank loans) for their own account and for the accounts of their customers. Such investments and securities activities may involve securities and/or instruments of Roadzen, New Roadzen or their respective affiliates. Mizuho and its affiliates may also make investment recommendations and/or publish or express independent research views in respect of such securities or financial instruments and may hold, or recommend to clients that they acquire, long and/or short positions in such securities and instruments. Mizuho, as the underwriter of the Initial Public Offering, is entitled, pursuant to the terms of the underwriting agreement, to receive a deferred underwriting commission of $6,525,000, and to receive a fee of $2,500,000 pursuant to the terms of its financial advisory engagement letter with the Company, in each case payable upon completion of the merger.
The Company entered into a formal engagement with Marco Polo Securities Inc., a registered broker dealer (“Marco Polo”)
,
with regards to the Merger with Roadzen, pursuant to which Marco Polo will be entitled to receive a $2,500,000 success fee upon consummation of the Merger and customary expense reimbursements.